UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  9/30/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

September 30, 2013

1-855-DRP-5155

(1-855-377-5155)

www.riskparadigmgroup.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Diversified Risk Parity Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2013

The Fund's performance figures* for the six months ended September 30, 2013, compared to its benchmarks:

	Six Months	1 Year	Since Inception **
Diversified Risk Parity Fund - Class A	1.13%	(3.78)%	(4.56)%
Diversified Risk Parity Fund - Class A (with load of 5.75%)	(4.71)%	(9.27)%	(6.82)%
Diversified Risk Parity Fund - Class I	1.23%	(3.63)%	(4.09)%
HFRI Fund of Funds Composite Index ***	1.68%	6.45%	1.14%
S&P 500 Total Return Index ****	8.31%	19.34%	12.58%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-377-5155.

** Inception date is April 11, 2011.

*** The HFRI Fund of Funds Composite Index is a performance index with 650 constituent funds. All have a minimum of $50 Million in assets and/or 12 month track record. The index is calculated three times per month and are equal-weight for a more general picture of performance. You cannot invest directly in an index.

**** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. The Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. You cannot invest directly in an index.

Portfolio Composition by Industry as of September 30, 2013		% of Net Assets
Asset Backed Securities		25.4%
Collateralized Mortgage Obligations		13.5%
Emerging Market		13.2%
Energy		11.8%
Technology		6.8%
Consumer - Cyclical		4.2%
Natural Resources		4.0%
Utilities		3.9%
Consumer - Defensive		3.9%
Other*		11.6%
Cash & Cash Equivalents		1.7%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

* Other represents weightings of 3.9% or less in the following categories: Commercial Mortgage Backed Securities, Financial Services, Health & Boitechnology and Industrials.

Diversified Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares		Value
	EXCHANGE TRADED NOTES & FUNDS - 58.9%
	EQUITY FUNDS - 58.9%
	CONSUMER - CYCLICAL - 4.2%
10,400	Consumer Discretionary Select Sector SPDR Fund	$ 630,552

	CONSUMER - DEFENSIVE - 3.9%
14,950	Consumer Staples Select Sector SPDR Fund	595,010

	EMERGING MARKET - 13.2%
5,000	EGShares Emerging Markets Consumer ETF	134,450
3,055	EGShares Industrials GEMS ETF	57,220
5,000	EGShares Low Volatility Emerging Markets Dividend ETF	89,150
5,600	Global X FTSE Colombia 20 ETF	113,848
500	iShares MSCI Chile Capped ETF	25,085
14,000	iShares MSCI Emerging Markets ETF	570,780
8,000	iShares MSCI Malaysia ETF	120,320
1,500	iShares MSCI Mexico Capped ETF	95,835
3,700	iShares MSCI Poland Capped ETF	105,931
1,300	iShares MSCI Thailand Capped ETF	96,928
1,000	iShares MSCI Turkey ETF	55,160
2,500	Market Vectors Egypt Index ETF	120,750
2,000	SPDR S&P BRIC 40 ETF	46,700
5,000	WisdomTree Emerging Markets Equity Income Fund	258,450
2,500	WisdomTree Emerging Markets SmallCap Dividend Fund	116,625
		2,007,232

	ENERGY - 11.8%
14,500	Alerian MLP ETF	255,055
9,504	EGShares Energy GEMS ETF	211,749
8,091	Energy Select Sector SPDR Fund	670,582
13,100	First Trust North American Energy Infrastructure Fund	299,466
8,200	JPMorgan Alerian MLP Index ETN	365,720
		1,802,572

	FINANCIAL SERVICES - 3.9%
8,087	iShares US Financials ETF	592,616

	HEALTH & BIOTECHNOLOGY - 3.8%
5,439	iShares US Healthcare ETF	581,538

	INDUSTRIALS - 3.4%
5,800	iShares US Industrials ETF	524,842

	NATURAL RESOURCES - 4.0%
14,600	Materials Select Sector SPDR Fund	613,200

	TECHNOLOGY - 6.8%
20,600	EGShares Technology GEMS ETF (a)	443,312
7,600	iShares US Technology ETF	598,880
		1,042,192
	UTILITIES - 3.9%
18,705	EGShares Utilities GEMS ETF (a)	294,978
8,100	Utilities Select Sector SPDR Fund	302,535
		597,513

	TOTAL EXCHANGE TRADED NOTES & FUNDS (Cost - $8,754,901)	8,987,267

See accompanying notes to financial statements.

Diversified Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Par Value		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 25.4%
$ 238,746	ABFC 2004-OPT2 Trust (b)	1.9789	4/25/2033	$ 205,137
93,195	Ameriquest Mortgage Securities, Inc. Series 2003-9 (b)	2.1841	9/25/2033	84,903
182,816	Asset Backed Securities Corp. Home Equity Loan Trust Series 2002-HE1 (b)	2.6573	3/15/2032	179,011
110,528	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 (b)	2.6539	11/25/2033	91,486
268,659	Credit-Based Asset Servicing and Securitization LLC (b)	1.3289	7/25/2035	240,368
374,012	Home Equity Asset Trust (b)	2.1289	10/25/2034	308,738
144,594	Home Equity Asset Trust (b)	2.2789	4/25/2034	131,873
221,689	Long Beach Mortgage Loan Trust 2003-2 (b)	3.0289	6/25/2033	191,196
72,900	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 (b)	2.3539	7/25/2034	61,001
230,135	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 (b)	2.1289	7/25/2035	196,041
205,142	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC4 (b)	3.1789	4/25/2034	188,582
171,860	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7 (b)	1.9039	7/25/2034	150,601
203,397	New Century Home Equity Loan Trust Series 2003-4 (b)	3.2539	10/25/2033	187,648
241,438	NovaStar Mortgage Funding Trust Series 2003-3 (b)	2.6539	12/25/2033	226,805
154,874	NovaStar Mortgage Funding Trust Series 2003-3 (b)	3.1789	12/25/2033	153,443
48,119	Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-3 (b)	3.1789	6/25/2033	45,225
135,664	Saxon Asset Securities Trust 2002-1 (b)	1.9789	11/25/2031	109,654
78,205	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 (b)	1.3789	10/25/2035	60,357
135,860	Structured Asset Investment Loan Trust (b)	2.8039	11/25/2033	129,421
119,632	Structured Asset Investment Loan Trust (b)	3.1039	4/25/2033	117,675
247,328	Structured Asset Investment Loan Trust 2004-7 (b)	1.3039	8/25/2034	190,871
283,574	Structured Asset Securities Corp. 2005-WF1 (b)	0.6689	2/25/2035	228,922
198,492	Structured Asset Securities Corp. 2005-WF1 (b)	1.4489	2/25/2035	151,855
277,774	Structured Asset Securities Corp. 2005-WF1 (b)	1.5489	2/25/2035	238,886

	TOTAL ASSET BACKED SECURITIES (Cost - $3,832,235)			3,869,699

	U.S. GOVERNMENT AGENCIES - 11.0%
	COLLATERALIZED MORTGAGE OBLIGATIONS - 11.0%
1,377,392	Fannie Mae REMICS Series 2002-77 Class JS (b)	7.8208	12/18/2032	269,587
1,164,279	Fannie Mae REMICS Series 2002-77 Class SA (b)	7.8208	12/18/2032	208,532
1,092,796	Fannie Mae REMICS Series 2007-55 Class ES (b)	5.8211	6/25/2037	144,110
1,133,862	Fannie Mae REMICS Series 2008-73 Class SC (b)	5.8212	8/25/2038	180,448
214,398	Fannie Mae REMICS Series 2009-92 Class AS (b)	32.5046	11/25/2039	304,445
178,061	Freddie Mac REMICS Series 2383 Class SD (b)	7.8177	11/15/2031	33,188
847,585	Freddie Mac REMICS Series 2457 Class JC (b)	7.0177	6/15/2032	171,025
376,869	Freddie Mac REMICS Series 3147 Class LS (b)	6.4677	4/15/2036	55,653
617,966	Freddie Mac REMICS Series 3225 Class HY (b)	5.8077	10/15/2036	80,938
265,669	Freddie Mac REMICS Series 3385 Class SN (b)	5.8177	11/15/2037	33,472
1,270,749	Freddie Mac REMICS Series 4104 Class PI	3.5000	12/15/2041	187,771

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $1,488,028)			1,669,169

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
236,303	CHL Mortgage Pass-Through Trust 2003-2	5.5000	3/25/2033	236,251
69,160	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	69,974
77,858	Wells Fargo Mortgage Backed Securities 2004-1 Trust	5.5000	2/25/2034	77,705

	TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $382,215)			383,930

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.5%
100,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (c) (Cost - $83,581)	4.8660	7/10/2043	82,431

Shares
	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
377,007	BlackRock Liquidity Funds Treasury Trust Fund Portfolio (Cost - $377,007)			377,007

	TOTAL INVESTMENTS - 100.8% (Cost - $14,917,967) (d)			$ 15,369,503
	OTHER ASSETS LESS LIABILITIES - NET - (0.8)%			(122,450)
	TOTAL NET ASSETS - 100.0%			$ 15,247,053

(a) Affiliated Company - The Diversified Risk Parity Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Floating rate security.
(c) Variable rate security.

(d) Represents cost for financial reporting purposes. The cost for federal income tax purposes is $14,924,156 and differs from market value net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 590,986
	Unrealized depreciation			(145,639)
	Net unrealized appreciation			$ 445,347

See accompanying notes to financial statements.

Diversified Risk Parity Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013 (Unaudited)

ASSETS
Investment securities:
Unaffiliated securities, at cost	$ 14,204,861
Affiliated securities, at cost	713,106
Total securities, at cost	14,917,967

Unaffiliated securities, at value	$ 14,631,213
Affiliated securities, at value	738,290
Total securities, at value	15,369,503

Dividends and interest receivable	29,406
Prepaid expenses and other assets	5,325
TOTAL ASSETS	15,404,234

LIABILITIES
Payable for fund shares redeemed	95,611
Payable for securities purchased	46,237
Advisory fees payable	6,938
Fees payable to other affiliates	4,330
Distribution (12b-1) fees payable	3
Accrued expenses and other liabilities	4,062
TOTAL LIABILITIES	157,181
NET ASSETS	$ 15,247,053

Net Assets Consist Of:
Paid in capital	$ 15,183,624
Undistributed net investment income	17,017
Accumulated net realized loss from security transactions	(405,124)
Net unrealized appreciation of investments	451,536
NET ASSETS	$ 15,247,053

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 12,798
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,436

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share
$ 8.91
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 9.45

Class I Shares:
Net Assets	$ 15,234,255
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,688,683

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 9.02

See accompanying notes to financial statements.

Diversified Risk Parity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$ 108,521
Dividends	45,289
TOTAL INVESTMENT INCOME	153,810

EXPENSES
Investment advisory fees	112,014
Distribution (12b-1) fees:
Class A	270
Administrative services fees	22,061
Transfer agent fees	20,556
Accounting services fees	16,545
Registration fees	12,534
Audit fees	9,017
Legal fees	6,224
Compliance officer fees	6,028
Printing and postage expenses	5,012
Custodian fees	3,761
Trustees' fees and expenses	2,506
Non 12b-1 shareholder service fees	2,049
Insurance expense	499
Other expenses	3,006
TOTAL EXPENSES	222,082

Less: Fees waived by the Advisor	(85,289)

NET EXPENSES	136,793

NET INVESTMENT INCOME	17,017

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Unaffiliated investments	(130,366)
Affiliated investments	(8,597)
Net realized loss from investments	(138,963)

Net change in unrealized appreciation (depreciation) from:
Unaffiliated investments	271,051
Affiliated investments	29,704

Net change in unrealized appreciation (depreciation) from investments	300,755

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	161,792

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 178,809

See accompanying notes to financial statements.

Diversified Risk Parity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2013	March 31,
	(Unaudited)	2013
FROM OPERATIONS
Net investment income (loss)	$ 17,017	$ (281,774)
Net realized loss from security transactions and swap contracts	(138,963)	(598,965)
Net change in unrealized appreciation (depreciation)
of investments and swap contracts	300,755	233,037
Net increase (decrease) in net assets resulting from operations	178,809	(647,702)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	-	342,432
Class I	2,627,642	4,492,658
Payments for shares redeemed:
Class A	(475,013)	(453,155)
Class I	(1,223,959)	(11,047,492)
Net increase (decrease) in net assets from shares of beneficial interest	928,670	(6,665,557)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,107,479	(7,313,259)

NET ASSETS
Beginning of Period	14,139,574	21,452,833
End of Period *	$ 15,247,053	$ 14,139,574
* Includes undistributed net investment income of:	$ 17,017	$ -

SHARE ACTIVITY
Class A:
Shares Sold	-	37,472
Shares Redeemed	(53,492)	(49,842)
Net decrease in shares of beneficial interest outstanding	(53,492)	(12,370)

Class I:
Shares Sold	291,674	494,584
Shares Redeemed	(135,205)	(1,220,647)
Net increase (decrease) in shares of beneficial interest outstanding	156,469	(726,063)

See accompanying notes to financial statements.

Diversified Risk Parity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Period Ended
	September 30, 2013		March 31,	March 31,
	(Unaudited)		2013	2012 (1)

Net asset value, beginning of period	$ 8.81		$ 9.14	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.01)	(3)	(0.17)	(0.19)
Net realized and unrealized gain (loss) on investments	0.11		(0.16)	(0.67)
Total from investment operations	0.10		(0.33)	(0.86)

Net asset value, end of period	$ 8.91		$ 8.81	$ 9.14

Total return (4)	1.13%	(5)	(3.61)%	(8.60)%	(5)

Net assets, end of period (000s)	$ 13		$ 484	$ 615

Ratio of gross expenses to average net assets (6, 7)	3.41%	(8)	3.20%	2.73%	(8)
Ratio of net expenses to average net assets (7)	2.20%	(8)	2.20%	2.20%	(8)
Ratio of net investment loss to average net assets (7)	(0.19)%	(8)	(1.89)%	(2.16)%	(8)

Portfolio Turnover Rate	142%	(5)	99%	600%	(5)

(1)	The Diversified Risk Parity Fund commenced operations on April 11, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Net investment loss per share in this caption does not reconcile with the aggregate net investment income in the Statement of Operations due to share transactions for the period.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of distributions.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(8) Annualized.

See accompanying notes to financial statements.

Diversified Risk Parity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Period Ended
	September 30, 2013		March 31,	March 31,
	(Unaudited)		2013	2012 (1)

Net asset value, beginning of period	$ 8.91		$ 9.23	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.15)	(0.16)
Net realized and unrealized gain (loss) on investments	0.10		(0.17)	(0.61)
Total from investment operations	0.11		(0.32)	(0.77)

Net asset value, end of period	$ 9.02		$ 8.91	$ 9.23

Total return (3)	1.23%	(4)	(3.47)%	(7.70)%	(4)

Net assets, end of period (000s)	$ 15,234		$ 13,656	$ 20,838

Ratio of gross expenses to average net assets (5,6)	3.17%	(7)	2.94%	3.41%	(7)
Ratio of net expenses to average net assets (6)	1.95%	(7)	1.95%	1.95%	(7)
Ratio of net investment income (loss) to average net assets (6)	0.25%	(7)	(1.65)%	(1.76)%	(7)

Portfolio Turnover Rate	142%	(4)	99%	600%	(4)

(1)	The Diversified Risk Parity Fund commenced operations on April 11, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of distributions.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7) Annualized.

See accompanying notes to financial statements.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2013

1.

ORGANIZATION

The Diversified Risk Parity Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s primary investment objective is capital appreciation with lower volatility than broad equity markets. The Fund commenced operations on April 11, 2011.

The Fund currently offers Class A shares and Class I shares. Class C shares of the Fund are currently not available. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at Net Asset Value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2013 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,987,267	$ -	$ -	$ 8,987,267
Asset Backed Securities	-	3,869,699	-	3,869,699
U.S. Government Agencies	-	1,669,169	-	1,669,169
Non-Agency Collateralized Mortgage Obligations	-	383,930	-	383,930
Commercial Mortgage Backed Securities	-	82,431	-	82,431
Money Market Fund	377,007	-	-	377,007
Total	$ 9,364,274	$ 6,005,229	$ -	$ 15,369,503

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – For the year ended March 31, 2013, the Fund did not qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, because it did not meet the income test. Accordingly, the Fund will file as a “C” corporation for the year ended March 31, 2013. As a “C” corporation, the Fund is subject to federal income taxes on any taxable income for that period. Currently the maximum marginal federal tax rate for a corporation is 35%, which is the rate the Fund is currently using. However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks-to-market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built-in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built-in gains tax for RICs that meet certain requirements. Management of the Fund believes the Fund meets these requirements and plans for the Fund to re-elect RIC status for the year ending March 31, 2014. Therefore, no provision has been made for federal income or excise taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on returns filed for the open tax years of 2012 and 2013, or expected to be taken in the Fund’s March 31, 2014 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $21,425,406 and $16,746,718, respectively.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

4.  INVESTMENT ADVISORY AGREEMENT

Risk Paradigm Group, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. For the six months ended September 30, 2013, the Advisor earned management fees totaling $112,014.

Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.20% and 1.95% of the daily average net assets attributable to the Class A and Class I shares, respectively.  For the six months ended September 30, 2013, the Advisor waived fees in the amount of $85,289.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A and Class I shares are subsequently less than 2.20% and 1.95%, respectively, of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.20% and 1.95% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 2.20% and 1.95%, respectively, of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

Pursuant to the waiver agreement, the following amounts are subject to recapture by the Advisor until the following dates:

3/31/2015    $138,854

3/31/2016    $169,266

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for each of the Fund’s Class A and Class C Shares (the “Plan” or collectively, the “Plans”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares (not currently offered), respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of the 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. During the six months ended September 30, 2013, the Distributor did not receive underwriting commissions for sales of Class A shares.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of the Fund at September 30, 2013 are noted in the Fund’s Portfolio of Investments.   Transactions during the year with companies which are affiliates are as follows:

CUSIP	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Value-End of Period
268461803	EGShares Technology GEMS ETF	159,480	320,643	81,960	45,149	443,312
268461878	EGShares Utilities GEMS ETF	175,100	172,880	37,557	(15,445)	294,978
	TOTAL	$ 334,580	$ 493,523	$ 119,517	$ 29,704	$ 738,290

6.   INCOME TAXES

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.  A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized. From time to time, as new information becomes available, the Fund will modify its estimates or assumption regarding the deferred tax liabilities or assets.  Components of the Fund’s deferred tax assets and liabilities as of March 31, 2013, are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis)	$ 347,636
Capital loss carryforward (tax basis)	90,990
Total deferred tax assets	$ 438,626
Less: Deferred tax liabilities:
Unrealized gain on investment securities (tax basis)	(52,773)

Valuation allowance	(385,853)
Net deferred tax asset:	$ -

The Fund has recorded a valuation allowance against the deferred tax asset as it intends to qualify as a RIC under Subchapter M of the Internal Revenue Code in the following year.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

The net operating loss carryforward and capital loss carryforward are available to offset futures taxable income.  The Fund has the following net operating loss and capital loss amounts:

Fiscal Year Ended Net Operating Loss:	Amount	Expiration
March 31, 2012	$ 183,314	March 31, 2032
March 31, 2013	809,931	March 31, 2033
Total Fiscal Year Ended Net Operating Loss	$ 993,245
Fiscal Year Ended Capital Loss:
March 31, 2012	$ 259,972	March 31, 2017
Total Fiscal Year Ended Capital Loss	$ 259,972

For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income.  The capital loss may be carried forward for 5 years and, accordingly, would begin to expire as of March 31, 2017.  The net operating loss can be carried forward for 20 years and, accordingly, would begin to expire as of March 31, 2032 and 2033 and would only be available for utilization if the Fund failed to comply with RIC requirement rules in those periods.

As of March 31, 2013, the Fund did not have a current or deferred tax expense or benefit.

Total Income Tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to Net Investment Income and realized and unrealized gains(losses) on investments before taxes for the year ended March 31, 2013, as follows:

Deferred
Federal	$ (239,602)
State	-
Total deferred tax	(239,602)
Income tax benefit at the Federal Statutory rate of 35%	226,696
Income tax benefit from permanent items	12,906
Increase in valuation allowance	239,602
Total Tax Expense	$ -

As of March 31, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other	Unrealized	Total
Ordinary	Long-Term	Book/Tax	Appreciation/	Accumulated
Income	Gains	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ (259,972)	$ -	$ 144,592	$ (115,380)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized losses from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and adjustments for swap contracts, resulted in reclassifications for the year ended March 31, 2013 as follows:

Undistributed	Undistributed
Net Investment	Long-Term	Paid-in
Income (Loss)	Gains (Loss)	Capital
$ 199,518	$ 597,506	$ (797,024)

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

7. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01, which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8. PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers and Mark H. Taylor to the Board of Trustees of the Trust.

Shares Voted

         Shares Voted Against

             In Favor

   or Abstentions

Mark Garbin

  609,702,446

      7,380,704

Mark D. Gersten

  609,750,246

      7,332,904

John V. Palancia

  609,370,118

      7,713,033

Andrew Rogers

  609,691,730

      7,391,421

Mark H. Taylor

  608,885,975

      8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the statement of assets and liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Diversified Risk Parity Fund

Expense Example (Unaudited)

September 30, 2013

As a shareholder of Diversified Risk Parity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Diversified Risk Parity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period *
Actual	Expense Ratio	4/1/2013	9/30/2013	4/1/13 – 9/30/13
Class A	2.20%	$1,000.00	$1,011.30	$11.09
Class I	1.95%	$1,000.00	$1,012.30	$9.84

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized	Account Value	Account Value	During Period *
(5% return before expenses)	Expense Ratio	4/1/2013	9/30/2013	4/1/13 – 9/30/13
Class A	2.20%	$1,000.00	$1,014.04	$11.11
Class I	1.95%	$1,000.00	$1,015.29	$9.85

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Diversified Risk Parity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2013

Approval of Advisory Agreement – Diversified Risk Parity Fund*

In connection with the regular meeting held on March 27 and 28, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Risk Paradigm Group, LLC (the “Advisor”) and the Trust, on behalf of Diversified Risk Parity Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board Members were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services.  The Trustees noted that the Advisor has $166 million in assets under management, providing expertise for portfolios looking for exposure to traditional and alternative investments in a manner that strategically targets returns while managing volatility and risk.  The Trustees recognized that the Advisor added three new key professionals to the organization in the past year, each of whom have over 20 years of experience in the industry.  The Trustees also noted that the Advisor had reported no material compliance issues.  The Trustees discussed the Advisor’s responses and concluded that the nature, extent, and quality of services the Advisor provided were satisfactory.

Performance.  The Trustees reviewed the performance of the Fund (-4.86% over the 1 year period, -7.09% since inception in April of 2011) as compared to its peer group, Morningstar Category Average and benchmark index, noting that it underperformed each.  The Trustees noted that the Advisor’s MBS replication strategy was not successful, negatively impacting returns.  The Trustees considered the Advisor’s proactive adjustment of its investment methodology, which resulted in improved performance in recent months.  They considered the Advisor’s observation that results are now normalizing and expected to draw closer to benchmark returns.  The Board concluded, based on the information BTS provided both orally and in its written 15(c) response, the Advisor’s performance is reasonable and that they look forward to improvement in the near future.

Fees and Expenses.  The Trustees evaluated the Fund’s advisory fee of 1.60% before waiver and the net expense ratio of 2.32%, and compared it to the Fund’s Morningstar category and peer group averages which the Advisor provided.  The Trustees noted that the Fund’s advisory fee and net expense ratio were slightly higher than the peer group averages, and higher than the Morningstar category averages.  The Trustees noted the fee waiver, which brings both averages down closer to the Fund’s benchmarks, and acknowledged their appreciation for its continued existence.  After evaluating the materials provided, the Trustees concluded that the advisory fee was acceptable.

Economies of Scale.  The Trustees considered whether economies of scale had been realized with respect to the management of the Fund.  They noted the Advisor expects the Fund to begin realizing economies of scale at the $100 million asset threshold.  After discussion, the Board’s consensus was that, based on the current and anticipated size of the Fund, although breakpoint levels had not been negotiated at this time, such breakpoints would be revisited as the size of the Fund materially increases.

Diversified Risk Parity Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2013

Profitability.  The Trustees considered the profits realized by the Advisor over the past 12 months in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to the Fund.  They discussed the representations of the Advisor regarding the initial investment of capital made by the Advisor to launch the Fund, and the significant fee waiver during the past year.  The Trustees concluded that the Advisor realized a not excessive amount of profit, in both total dollars and percentage of net advisory fees, given the size of the Fund.

Conclusion.  Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-377-5155 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-377-5155

INVESTMENT ADVISOR

Risk Paradigm Group, LLC

5900 Southwest Parkway

Building 5, Suite 500

Austin, TX 78735

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not Applicable.

Item 3. Audit Committee Financial Expert.  Not Applicable.

Item 4. Principal Accountant Fees and Services.   Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/13

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/5/13

CERTIFICATIONS

I, Andrew B. Rogers, certify that:

1.

I have reviewed this report on Form N-CSR of Diversified Risk Parity Fund (a series of Northern Lights Fund Trust);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

12/5/13

/s/Andrew B. Rogers

Andrew B. Rogers

President

I, Kevin Wolf, certify that:

1.

I have reviewed this report on Form N-CSR of Diversified Risk Parity Fund (a series of Northern Lights Fund Trust);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

    12/5/13

/s/Kevin Wolf

Kevin Wolf

 Treasurer

CERTIFICATION

Andrew B. Rogers, President, and Kevin Wolf, Treasurer of Northern Lights Fund Trust (the “Registrant”), each certify to the best of his knowledge that:

1.

The Registrant’s periodic report on Form N-CSR for the period ended September 30, 2013 (the “Form N-CSR”) fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and

2.

The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

President

Treasurer

Northern Lights Fund Trust

Northern Lights Fund Trust

    /s/Andrew B. Rogers

                /s/Kevin Wolf

Andrew B. Rogers

Kevin Wolf

Date:

12/5/13

Date:

12/5/13

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to the Northern Lights Fund Trust and will be retained by the Northern Lights Fund Trust and furnished to the Securities and Exchange Commission (the “Commission”) or its staff upon request.

This certification is being furnished to the Commission solely pursuant to 18 U.S.C. § 1350 and is not being filed as part of the Form N-CSR filed with the Commission.